Supplemental Oil And Gas Data (Estimates In Proved And Proved Developed Oil And Gas Reserves) (Details)	12 Months Ended
	Dec. 31, 2012 bbl Mcf	Dec. 31, 2012 Mcf bbl	Dec. 31, 2011 bbl Mcf	Dec. 31, 2011 Mcf bbl	Dec. 31, 2010 bbl Mcf	Dec. 31, 2010 Mcf bbl
Supplemental Oil and Gas Data [Abstract]
Beginning of year	63,059,000	63,059,000	44,041,000	44,041,000	50,724,000	50,724,000
Revisions of previous estimates	810,000	2,637,000	1,026,000	15,903,000	281,000	3,330,000
Production	(1,104,000)	(18,411,000)	(1,050,000)	(17,630,000)	(1,066,000)	(16,172,000)
Extensions and discoveries	2,052,000	14,737,000	1,535,000	20,745,000	473,000	6,159,000
Purchase of reserves in-place
Proved reserves end of year	14,707,000	14,707,000	63,059,000	63,059,000	44,041,000	44,041,000
Proved developed reserves at beginning of year	56,106,000	56,106,000	35,917,000	35,917,000	40,563,000	40,563,000
Proved developed reserves at end of year	4,940,000	4,940,000	56,106,000	56,106,000	35,917,000	35,917,000